Investment Portfolio - January 31, 2023

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.6%

Communication Services - 2.5%
Media - 2.5%
Comcast Corp. - Class A	176,298	$6,937,326
Omnicom Group, Inc.	20,116	1,729,775
Paramount Global - Class B	37,686	872,808
Total Communication Services		9,539,909
Consumer Discretionary - 10.2%
Distributors - 0.6%
Genuine Parts Co.	14,022	2,353,172
Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	23,944	6,402,626
Household Durables - 0.9%
Garmin Ltd.	17,608	1,741,079
Lennar Corp. - Class A	18,611	1,905,766
		3,646,845
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	31,899	1,579,001
Multiline Retail - 0.8%
Target Corp.	18,413	3,169,614
Specialty Retail - 5.6%
Best Buy Co., Inc.	21,482	1,905,883
The Home Depot, Inc.	36,208	11,737,547
Ross Stores, Inc.	19,716	2,330,234
The TJX Companies, Inc.	50,773	4,156,278
Tractor Supply Co.	6,913	1,576,095
		21,706,037
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	25,115	777,058
Total Consumer Discretionary		39,634,353
Consumer Staples - 13.7%
Food & Staples Retailing - 4.6%
The Kroger Co.	51,575	2,301,792
Walgreens Boots Alliance, Inc.	48,085	1,772,413
Walmart, Inc.	94,334	13,571,833
		17,646,038
Food Products - 5.0%
Archer-Daniels-Midland Co.	37,218	3,083,511
Bunge Ltd.	13,493	1,337,156
Campbell Soup Co.	29,410	1,527,261
Conagra Brands, Inc.	46,364	1,724,277
General Mills, Inc.	42,044	3,294,568
The J.M. Smucker Co.	10,786	1,648,101
Mondelez International, Inc. - Class A	76,677	5,017,743
Tyson Foods, Inc. - Class A	28,264	1,858,358
		19,490,975
Household Products - 4.1%
Colgate-Palmolive Co.	51,132	3,810,868
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
The Procter & Gamble Co.	84,850	$12,080,943
		15,891,811
Total Consumer Staples		53,028,824
Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Chevron Corp.	49,567	8,625,649
ConocoPhillips	45,741	5,574,456
Coterra Energy, Inc.	52,859	1,323,061
Devon Energy Corp.	36,148	2,286,000
Diamondback Energy, Inc.	10,800	1,578,096
EOG Resources, Inc.	24,701	3,266,707
Marathon Petroleum Corp.	25,995	3,340,877
Pioneer Natural Resources Co.	11,024	2,539,378
Total Energy		28,534,224
Financials - 11.0%
Banks - 7.7%
Citigroup, Inc.	106,143	5,542,787
Fifth Third Bancorp.	56,472	2,049,369
JPMorgan Chase & Co.	104,574	14,636,177
KeyCorp.	58,790	1,128,180
Regions Financial Corp.	89,416	2,104,853
U.S. Bancorp.	84,924	4,229,215
		29,690,581
Insurance - 3.3%
The Allstate Corp.	19,971	2,565,675
Chubb Ltd.	23,031	5,239,322
Cincinnati Financial Corp.	13,944	1,577,764
The Travelers Companies, Inc.	17,736	3,389,704
		12,772,465
Total Financials		42,463,046
Health Care - 15.1%
Biotechnology - 1.6%
Gilead Sciences, Inc.	76,321	6,406,385
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	56,100	6,201,855
Baxter International, Inc.	27,199	1,242,722
Medtronic plc	45,106	3,774,921
		11,219,498
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc.	12,089	1,794,975
Pharmaceuticals - 10.1%
Bristol-Myers Squibb Co.	98,716	7,171,717
Johnson & Johnson	77,901	12,730,581
Merck & Co., Inc.	101,428	10,894,382
Pfizer, Inc.	154,993	6,844,491

Investment Portfolio - January 31, 2023

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued
Pharmaceuticals (continued)
Royalty Pharma plc - Class A	37,667	$1,476,170
		39,117,341
Total Health Care		58,538,199
Industrials - 21.2%
Aerospace & Defense - 4.4%
General Dynamics Corp.	17,583	4,097,894
L3Harris Technologies, Inc.	11,728	2,519,409
Lockheed Martin Corp.	13,380	6,198,419
Northrop Grumman Corp.	9,304	4,168,564
		16,984,286
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	13,614	1,363,714
United Parcel Service, Inc. - Class B	30,028	5,562,087
		6,925,801
Building Products - 1.5%
Johnson Controls International plc	46,789	3,255,111
Trane Technologies plc	13,204	2,365,100
		5,620,211
Commercial Services & Supplies - 1.8%
Republic Services, Inc.	22,939	2,863,246
Waste Management, Inc.	26,428	4,089,205
		6,952,451
Electrical Equipment - 2.0%
Eaton Corp. plc	27,017	4,382,427
Emerson Electric Co.	37,831	3,413,113
		7,795,540
Industrial Conglomerates - 2.7%
3M Co.	32,295	3,716,509
Honeywell International, Inc.	32,805	6,839,186
		10,555,695
Machinery - 4.6%
Caterpillar, Inc.	27,593	6,961,438
Cummins, Inc.	11,733	2,927,853
Illinois Tool Works, Inc.	20,250	4,779,810
Parker-Hannifin Corp.	7,354	2,397,404
Stanley Black & Decker, Inc.	9,750	870,772
		17,937,277
Road & Rail - 2.4%
Norfolk Southern Corp.	11,472	2,819,932
Union Pacific Corp.	30,523	6,232,492
		9,052,424
Total Industrials		81,823,685
Information Technology - 12.4%
Communications Equipment - 2.9%
Cisco Systems, Inc.	166,613	8,109,055
Motorola Solutions, Inc.	12,544	3,223,933
		11,332,988
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity Ltd.	17,699	$2,250,428
IT Services - 1.7%
Automatic Data Processing, Inc.	22,557	5,093,596
Broadridge Financial Solutions, Inc.	10,584	1,591,410
		6,685,006
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc.	31,342	5,374,213
Intel Corp.	177,169	5,006,796
Microchip Technology, Inc.	28,075	2,179,181
QUALCOMM, Inc.	50,018	6,662,898
Skyworks Solutions, Inc.	10,371	1,137,388
Texas Instruments, Inc.	32,663	5,788,210
		26,148,686
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	21,778	1,442,357
Total Information Technology		47,859,465
Materials - 5.1%
Chemicals - 2.7%
Dow, Inc.	34,865	2,069,238
Eastman Chemical Co.	13,521	1,192,147
FMC Corp.	11,840	1,576,259
International Flavors & Fragrances, Inc.	19,688	2,214,112
LyondellBasell Industries N.V. - Class A	18,058	1,746,028
PPG Industries, Inc.	13,780	1,796,085
		10,593,869
Containers & Packaging - 0.4%
Packaging Corp. of America	9,743	1,390,326
Metals & Mining - 2.0%
Newmont Corp.	46,115	2,440,867
Nucor Corp.	17,709	2,993,175
Steel Dynamics, Inc.	18,387	2,218,208
		7,652,250
Total Materials		19,636,445
TOTAL COMMON STOCKS
(Identified Cost $348,202,356)		381,058,150

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[1]
(Identified Cost $5,211,784)	5,211,784	5,211,784

TOTAL INVESTMENTS - 99.9%		386,269,934
(Identified Cost $353,414,140)
OTHER ASSETS, LESS LIABILITIES - 0.1%		240,441
NET ASSETS - 100%		$386,510,375

Investment Portfolio - January 31, 2023

(unaudited)

1Rate shown is the current yield as of January 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$9,539,909	$9,539,909	$—	$—
Consumer Discretionary	39,634,353	39,634,353	—	—
Consumer Staples	53,028,824	53,028,824	—	—
Energy	28,534,224	28,534,224	—	—
Financials	42,463,046	42,463,046	—	—
Health Care	58,538,199	58,538,199	—	—
Industrials	81,823,685	81,823,685	—	—
Information Technology	47,859,465	47,859,465	—	—
Materials	19,636,445	19,636,445	—	—
Short-Term Investment	5,211,784	5,211,784	—	—
Total assets	$386,269,934	$386,269,934	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2022 or January 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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